Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Cash flows from operating activities
Net income	$ 16,050	$ 11,437
Adjustments to determine net cash from operating activities:
Change in deposits, net of securitizations	88,876	126,826
Change in loans, net of securitizations	(54,987)	(45,639)
Change in trading securities	(3,164)	10,377
Change in obligations related to assets sold under repurchase agreements and securities loaned	(12,030)	47,645
Change in assets purchased under reverse repurchase agreements and securities borrowed	5,112	(6,054)
Change in obligations related to securities sold short	8,556	(5,784)
Other operating activities, net	9,191	(8,566)
Net cash from (used in) operating activities	61,044	138,819
Cash flows from investing activities
Change in interest-bearing deposits with banks	(40,618)	(676)
Purchases of investment securities	(123,547)	(149,516)
Net acquisitions of premises and equipment and other intangibles	(2,186)	(2,629)
Net cash from (used in) investing activities	(57,348)	(39,557)
Cash flows from financing activities
Issuance of subordinated debentures	2,750	2,750
Repayment of subordinated debentures	(2,500)	(3,000)
Issue of common shares, net of issuance costs	90	70
Common shares purchased for cancellation		(814)
Issue of preferred shares and other equity instruments, net of issuance costs	2,245	1,745
Redemption of preferred shares and other equity instruments	(1,475)	(1,508)
Dividends paid on shares and distributions paid on other equity instruments	(6,420)	(6,333)
Net cash from (used in) financing activities	(5,928)	(7,746)
Net change in cash and due from banks	(5,042)	92,578
Cash and due from banks at beginning of period	118,888	26,310
Cash and due from banks at end of period	113,846	118,888
Supplemental disclosure of cash flow information
Amount of interest paid	7,555	13,058
Amount of interest received	26,412	33,244
Amount of dividends received	2,575	2,753
Amount of income taxes paid	4,198	2,880
Parent [member]
Cash flows from operating activities
Net income	16,038	11,432
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(7,415)	(7,199)
Change in deposits, net of securitizations	72,196	101,128
Change in loans, net of securitizations	(46,194)	(30,833)
Change in trading securities	(8,756)	404
Change in obligations related to assets sold under repurchase agreements and securities loaned	5,228	26,716
Change in assets purchased under reverse repurchase agreements and securities borrowed	8,447	(10,282)
Change in obligations related to securities sold short	2,405	(3,032)
Other operating activities, net	6,316	685
Net cash from (used in) operating activities	48,265	89,019
Cash flows from investing activities
Change in interest-bearing deposits with banks	(35,293)	676
Proceeds from sales and maturities of investment securities	70,260	74,849
Purchases of investment securities	(73,150)	(101,551)
Net acquisitions of premises and equipment and other intangibles	(1,093)	(1,243)
Change in cash invested in subsidiaries	(3,078)	1,484
Change in net funding provided to subsidiaries	(12,068)	39,306
Net cash from (used in) investing activities	(54,422)	13,521
Cash flows from financing activities
Issuance of subordinated debentures	2,750	2,750
Repayment of subordinated debentures	(2,500)	(3,000)
Issue of common shares, net of issuance costs	90	70
Common shares purchased for cancellation		(814)
Issue of preferred shares and other equity instruments, net of issuance costs	2,245	1,745
Redemption of preferred shares and other equity instruments	(1,475)	(1,508)
Dividends paid on shares and distributions paid on other equity instruments	(6,420)	(6,333)
Repayment of lease liabilities	(313)	(317)
Net cash from (used in) financing activities	(5,623)	(7,407)
Net change in cash and due from banks	(11,780)	95,133
Cash and due from banks at beginning of period	109,397	14,264
Cash and due from banks at end of period	97,617	109,397
Supplemental disclosure of cash flow information
Amount of interest paid	6,306	10,335
Amount of interest received	17,831	22,340
Amount of dividends received	2,185	1,977
Amount of income taxes paid	$ 1,772	$ 917